Supplemental Condensed Combined Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 55,274	[1],[2]	$ 18,326	[1]
Receivables
Trade	297	[2]	3,369
Affiliate	13,676	[2]	12,117
Prepayments and other current assets	1,187	[2]	778
Total Current Assets	70,434	[2]	34,590
NET PROPERTY, PLANT AND EQUIPMENT	259,893	[2]	196,147
DEFERRED FINANCE COSTS	9,027	[2]	1,432
OTHER NONCURRENT ASSETS	440	[2]	1,640
Total Assets	339,794	[2]	233,809
Accounts payable
Trade	14,426	[2]	6,743
Affiliate	5,532	[2]	2,861
Deferred revenue - affiliate	2,034	[2]	1,775
Accrued liabilities	2,936	[2]	3,093
Total Current Liabilities	24,928	[2]	14,472
OTHER NONCURRENT LIABILITIES	46	[2]	2,665
DEBT	350,000	[2]	50,000
COMMITMENTS AND CONTINGENCIES (Note K)		[2]
EQUITY (DEFICIT)
Equity of Predecessors	43,301	[2]	57,702
Common unitholders; 15,930,416 units issued and outstanding (15,254,890 in 2011)	63,888	[2]	250,430
Subordinated unitholders; 15,254,890 units issued and outstanding (15,254,890 in 2011)	(140,707)	[2]	(143,048)
General partner; 636,307 units issued and outstanding (622,649 in 2011)	(1,662)	[2]	1,588
Total Equity (Deficit)	(35,180)	[2]	166,672
Total Liabilities and Equity (Deficit)	$ 339,794	[2]	$ 233,809

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[2]	Includes the historical balances of the Anacortes rail unloading facility. See Notes A and B for further discussion.